Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax
Current income tax	$ 3,637	$ 18,669
Deferred tax expense	0	0
Income tax expense	$ 3,637	$ 18,669